Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Segment Reporting Information [Line Items]
Number of reportable segments	3
Number of operating segments	7
Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales			10.00%
Maximum | Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales	10.00%	10.00%
Consumer Segment | Sales | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of net sales	28.00%	28.00%	29.00%
Performance Coatings Group | Industrial Segment | Maximum
Segment Reporting Information [Line Items]
Percentage of consolidated net sales, income before income taxes and identifiable assets		1.00%